CONSOLIDATED CASH FLOW STATEMENT - Parenthetical £ in Millions	12 Months Ended
Dec. 31, 2024 GBP (£)
FGS Global
Condensed Cash Flow Statements, Captions [Line Items]
Portion of consideration paid (received) consisting of cash and cash equivalents	£ (520)